Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Outstanding Debt

The following table summarizes outstanding debt balances as of December 31, 2024 and December 31, 2023 (in thousands):

	Date of	Maturity	Effective	December 31,	December 31,
Instrument	Issuance	Date	Interest Rate	2024	2023
Genius Sports Italy Srl Mortgage	December 2010	December 2025	5.0%	$19	$43
Promissory Note	January 2022	January 2024	4.7%	—	7,549
				$19	$7,592
Less current portion of debt				(19)	(7,573)
Non-current portion of debt				$—	$19

Summary of Expected Future Payments	Expected future payments for all borrowings as of December 31, 2024 are as follows:

Fiscal Period:	(in thousands)
2025	$19
2026	—
2027	—
2028	—
2029	—
Thereafter	—
Total payment outstanding	$19